General information / Summary of significant accounting policies (Details) (EUR €)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2013
Accounting Policies [Line Items]
Number of operating segments (in segments)	2
Allowance for doubtful accounts receivable	€ 19,000	€ 73,000	€ 8,551,000
Accounts receivable, gross	81,971,000
Inventory valuation reserve	21,350,000	25,627,000	65,287,000
Inventory valuation reserve, percent of inventory	14.70%
Increase in COGS if inventory reserve increased by 10 percent of total inventory balance	14,500,000
Evaluation tools useful lives in years	5 years
Sale period to qualify as asset held-for-sale	1 year
Assets held-for-sale, period if circumstances prevent sale within one year (beyond one year)	1 year
Deferred revenues from installations	7,800,000	3,900,000	3,500,000
Valuation allowance	53,750,000	69,958,000	83,250,000
Increase if additional 10 percent of deferred tax asset is not realizable	€ 300,000
Minimum [Member]
Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Accounting Policies [Line Items]
Warranty period	2 years
Asm Pacific Technology Ltd [Member]
Accounting Policies [Line Items]
Non-consolidated ownership percentage	39.75%	39.94%		40.08%	[1]

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.